Income Taxes (Details) - Schedule of Effective Tax Rate for the Continuing Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes (Details) - Schedule of Effective Tax Rate for the Continuing Operations [Line Items]
Profit/(Loss) before income tax expense	$ (1,610,047)	$ (9,385,293)	$ (13,478,704)
Tax effect of non-deductible expenses			775
Previous years unrecognized tax effects			(95,757)
Total income tax expense	94,947	255,805
Continuing Operations [Member]
Income Taxes (Details) - Schedule of Effective Tax Rate for the Continuing Operations [Line Items]
Profit/(Loss) before income tax expense	(1,610,047)	(9,385,293)	(13,478,704)
Computed tax benefit with statutory tax rate	(338,110)	(1,970,912)	(2,982,746)
Impact of different tax rates in other jurisdictions	(52,799)	(96,669)	(1,384)
Changes in valuation allowance	485,856	2,323,386	3,079,112
Total income tax expense	94,947	255,805
Discontinued Operations [Member]
Income Taxes (Details) - Schedule of Effective Tax Rate for the Continuing Operations [Line Items]
Profit/(Loss) before income tax expense	(21,946)	(712,414)	(16,594,807)
Effect of preferred tax rate	3,621	117,548	2,136,292
Computed tax benefit with statutory tax rate	(4,608)	(149,606)	(3,332,691)
Impact of different tax rates in other jurisdictions	(988)	(32,059)	(81,864)
Tax effect of non-deductible expenses			1,370,731
Previous years unrecognized tax effects			(3,442)
Changes in valuation allowance	1,975	64,117	(89,026)
Total income tax expense